Document and Entity Information Document	Jun. 26, 2026
Document Information [Line Items]
Entity Central Index Key	0001326380
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	GameStop Corp.
Entity File Number	1-32637
Entity Tax Identification Number	20-2733559
Entity Address, Address Line One	625 Westport Parkway
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	817
Local Phone Number	424-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GME
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.001 per share
Trading Symbol	GME WS
Security Exchange Name	NYSE